Financial Instruments and Fair Value Disclosures - Location of Recognized Gain / (Loss) from Marketable Securities (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketable securities - Realized Loss	$ 25,529	$ 1,911,212	$ 980,430
Net gain / (loss) from marketable securities	(25,529)	1,202,094	414,235
Gain / (loss) from marketable securities, net
Marketable securities - Initial measurement	0	3,113,306
Marketable securities - Realized Loss	$ (25,529)	$ (1,911,212)